22. Segment information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment information
(i)	The Group reports under two segments: Trading and manufacturing, and Engineering.

Operating income represents total revenues less operating expenses, excluding other expense, interest and income taxes. The identifiable assets by segment are those used in each segment’s operations. Intersegment transactions are not significant and have been eliminated to arrive at consolidated totals.

	2016	2015	2014
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	13,721	12,256	11,647
Engineering	8,757	6,046	7,175
	22,478	18,302	18,822
Operating loss
Trading and manufacturing	(346)	(187)	(214)
Engineering	(209)	(1,624)	(640)
Unallocated corporate expenses	(115)	(147)	(117)
	(670)	(1,958)	(971)

	2016	2015	2014
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	43	46	67
Engineering	12	10	21
	55	56	88
Capital Expenditures, Gross
Trading and manufacturing	12	11	2
Engineering	48	10	8
	60	21	10

	2016	2015
	US$’000	US$’000
Assets
Trading and manufacturing	5,463	5,050
Engineering	17,641	16,220
	23,104	21,270
Liabilities
Trading and manufacturing	3,208	2,468
Engineering	3,278	2,346
	6,486	4,814

(ii)	Geographical analysis of revenue by customer location is as follows:

	2016	2015	2014
	US$’000	US$’000	US$’000
Revenue -
The PRC	10,604	9,327	10,950
Hong Kong	11,687	8,726	6,177
Others	187	249	1,695
	22,478	18,302	18,822

(iii)	Long-lived assets (1)

Geographical analysis of long-lived assets is as follows:

	2016	2015
	US$’000	US$’000

Hong Kong	480	501
The PRC	291	272
	771	773

(1)	Long-lived assets represent property, plant and equipment, net.

(iv)        Major suppliers

Details of individual suppliers accounting for more than 5% of the Group’s purchases are as follows:

	2016	2015	2014

Supplier A	63%	39%	33%
Supplier B	7%	11%	11%
Supplier C	5%	6%	6%
Supplier D	5%	5%	6%

(v)                Major customers

Details of individual customers accounting for more than 5% of the Group’s revenue are as follows:

	2016	2015	2014

Customer A	13%	11%	-
Customer B	6%	-	-
Customer C	6%	-	-
Customer D	-	11%	-
Customer E	-	6%	-
Customer F	-	5%	-